Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 710	$ 777
Property, plant and equipment	654	710	$ 777
Property, plant and equipment (Note 7)	654	710	777
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,549	2,549
Additions during the year	0	0
Property, plant and equipment	2,549	2,549	2,549
Property, plant and equipment (Note 7)	2,549	2,549	2,549
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,839	1,772
Depreciation for the year	56	67
Property, plant and equipment	1,895	1,839	1,772
Property, plant and equipment (Note 7)	1,839	1,772	1,772
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40	40
Property, plant and equipment	40	40	40
Property, plant and equipment (Note 7)	40	40	40
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	40	40
Additions during the year	0	0
Property, plant and equipment	40	40	40
Property, plant and equipment (Note 7)	40	40	40
Land [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Depreciation for the year	0	0
Property, plant and equipment	0	0	0
Property, plant and equipment (Note 7)	0	0	0
Prairie Creek Plant & Mill [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	500	500
Property, plant and equipment	500	500	500
Property, plant and equipment (Note 7)	500	500	500
Prairie Creek Plant & Mill [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	500	500
Additions during the year	0	0
Property, plant and equipment	500	500	500
Property, plant and equipment (Note 7)	500	500	500
Prairie Creek Plant & Mill [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
Depreciation for the year	0	0
Property, plant and equipment	0	0	0
Property, plant and equipment (Note 7)	0	0	0
Mining Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	134	189
Property, plant and equipment	91	134	189
Property, plant and equipment (Note 7)	134	189	189
Mining Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,742	1,742
Additions during the year	0	0
Property, plant and equipment	1,742	1,742	1,742
Property, plant and equipment (Note 7)	1,742	1,742	1,742
Mining Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,608	1,553
Depreciation for the year	43	55
Property, plant and equipment	1,651	1,608	1,553
Property, plant and equipment (Note 7)	1,608	1,553	1,553
Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23	33
Property, plant and equipment	12	23	33
Property, plant and equipment (Note 7)	23	33	33
Office Equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	187	187
Additions during the year	0	0
Property, plant and equipment	187	187	187
Property, plant and equipment (Note 7)	187	187	187
Office Equipment [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	164	154
Depreciation for the year	11	10
Property, plant and equipment	175	164	154
Property, plant and equipment (Note 7)	164	154	154
Buildings and Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	13	15
Property, plant and equipment	11	13	15
Property, plant and equipment (Note 7)	13	15	15
Buildings and Leasehold Improvements [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	80	80
Additions during the year	0	0
Property, plant and equipment	80	80	80
Property, plant and equipment (Note 7)	80	80	80
Buildings and Leasehold Improvements [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	67	65
Depreciation for the year	2	2
Property, plant and equipment	69	67	65
Property, plant and equipment (Note 7)	$ 67	$ 65	$ 65